Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities
Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”) (1)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

VIE (discontinued):

Beijing Big Cloud Network Technology Co., Ltd. (“Big Cloud Network”) (1) / (2)	April 18, 2014	PRC	Nil	Holding company
(1)	Collectively, the “PRC Subsidiaries”.

Schedule of wholly owned consolidated balance sheet of VIEs and the subsidiaries
	As of December 31,
	2019	2020
	$	$
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	1,528	-
Restricted cash	768	-
Accounts receivable	1,614	-
Receivable from MVNO franchisees	374	-
Inventories	210	-
Prepaid expenses and other current assets	1,503	-

Current assets held for sale	5,997	-

Property and equipment, net	719	-
Intangible assets, net	7,786	-
Goodwill	689	-
Other non-current assets	1,111	-

Non-current assets held for sale	10,305	-

Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	16,302	-

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	6,317	-
Accrued expenses and other payables	9,715	-
Amounts due to continuing operations	933	-
Advances from customers	4,018	-
Current liabilities held for sale	20,983	-

Deferred tax liabilities	1,750	-

Non-current liabilities held for sale	1,750	-

Total liabilities of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	22,733	-

Schedule of wholly owned consolidated VIEs and discontinued operation disclosures
	For the years ended December 31,		The period starting from January 1 to October 29,
	2018	2019	2020
	$	$	$
Net revenues	27,359	39,836	29,023
Cost of revenues	(18,587)	(24,748)	(21,637)

Total gross profit	8,772	15,088	7,386

Operating expenses:
Sales and marketing expenses	(5,067)	(13,213)	(4,598)
General and administrative expenses	(3,691)	(4,907)	(540)
Research and development expenses	(1,320)	(1,147)	(938)
Asset impairment loss	-

Total operating expenses	(10,078)	(19,267)	(6,076)

Operating (loss) income	(1,306)	(4,179)	1,310

Interest income, net	10	28	4
Other (expense) income, net	(4)	-	(12)

(Loss) income from discontinued operation, before income taxes	(1,300)	(4,151)	1,302

Income tax benefit (expense)	(1,641)	-	-

(Loss) income from discontinued operations	(2,941)	(4,151)	1,302

Less: net income (loss) attributable to noncontrolling interest	(131)	(1,330)	-

Net (loss) income attributable to Borqs Technologies, Inc.	(2,810)	(2,821)	1,302

Schedule of wholly owned consolidated VIEs and cash flow disclosures
	For the years ended December 31,		The period starting from January 1 to October 29,
	2018	2019	2020
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(2,941)	(4,151)	1,302
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Impairment of doubtful debt	-	2,241	(300)
MNVO BU management compensation	-	1,497	-
Provision on prepaid expenses and other current assets	2,617	-	-
Depreciation of property and equipment	269	-	-
Amortization of intangible assets	975	-	-
Deferred income tax benefits	1,641	(29)	-
Changes in operating assets and liabilities	(3,972)	(1,321)	(2,557)

Net cash used in operating activities	(1,411)	(1,763)	(1,555)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(80)	(92)	(37)
Purchases of intangible assets	(1,011)	(706)	(355)
Proceeds from disposal of non-controlling interest	-	5,296	-
Payments to acquiring non-controlling interest	-	(1,497)	-

Net cash used in investing activities	(1,091)	3,001	(392)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	36	-	-
Repayments of short-term bank and other borrowings	-	(36)	-

Net cash generated from (used in) financing activities	36	(36)	-

Effect of foreign exchange rate changes on cash and short-term investment	-	50	38

Net change in cash and cash equivalents and restricted cash	(2,466)	1,252	(1,910)

Cash and cash equivalents and restricted cash at beginning of year	3,510	1,044	2,296

Cash and cash equivalents and restricted cash at end of year	1,044	2,296	386